CONSOLIDATED STATEMENTS OF INCOME (LOSS) - USD ($) $ in Millions	1 Months Ended	11 Months Ended	12 Months Ended
	Jan. 31, 2016	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2015
Revenues:
Premiums		$ 717.5	$ 899.5
Net investment income		1,101.3	1,284.1
Policy fees, contract charges, and other		220.1	272.7
Net realized gains (losses):
Total other-than-temporary impairment losses on securities		(10.6)	(6.5)
Less: portion recognized in other comprehensive income		(0.1)	0.1
Net impairment losses on securities recognized in earnings		(10.7)	(6.4)
Other net realized gains (losses)		(99.6)	8.3
Net realized gains (losses)		(110.3)	1.9
Total revenues		1,928.6	2,458.2
Benefits and expenses:
Policyholder benefits and claims		568.8	758.7
Interest credited		867.8	973.6
Other underwriting and operating expenses		406.6	452.5
Amortization of DAC and VOBA		59.7	74.3
Amortization of intangible assets		77.4	84.4
Total benefits and expenses		1,980.3	2,343.5
Income (loss) from operations before income taxes		(51.7)	114.7
Provision (benefit) for income taxes:
Current		19.1	9.0
Deferred		(89.6)	(154.4)
Total provision (benefit) for income taxes		(70.5)	(145.4)
Net income (loss)		$ 18.8	$ 260.1
Predecessor Company
Revenues:
Premiums	$ 61.2			$ 716.6
Net investment income	109.7			1,339.4
Policy fees, contract charges, and other	18.3			207.0
Net realized gains (losses):
Total other-than-temporary impairment losses on securities	(3.8)			(56.1)
Less: portion recognized in other comprehensive income	0.0			17.5
Net impairment losses on securities recognized in earnings	(3.8)			(38.6)
Other net realized gains (losses)	(23.1)			(54.5)
Net realized gains (losses)	(26.9)			(93.1)
Total revenues	162.3			2,169.9
Benefits and expenses:
Policyholder benefits and claims	48.4			570.8
Interest credited	84.9			973.6
Other underwriting and operating expenses	33.0			384.5
Amortization of DAC and VOBA	8.6			90.1
Amortization of intangible assets	0.2			2.8
Total benefits and expenses	175.1			2,021.8
Income (loss) from operations before income taxes	(12.8)			148.1
Provision (benefit) for income taxes:
Current	(24.2)			15.8
Deferred	15.3			(46.1)
Total provision (benefit) for income taxes	(8.9)			(30.3)
Net income (loss)	$ (3.9)			$ 178.4